STOCK OPTION PLAN AND WARRANTS (Details 4) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2014
Warrant [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Range of exercise price (Minimum) (in dollars per share)	$ 0.10
Range of exercise price (Maximum) (in dollars per share)	$ 1.65
Number of Warrants, Outstanding at December 31, 2014 (in shares)	3,749,550
Warrants Outstanding, Weighted - Average Remaining Contractual Life (in years)	2 years 9 months 18 days
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.97
Warrants Exercisable, at End of Year December 31, 2014 (in shares)	3,749,550
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.97